Redeemable Ordinary Shares - Additional Information (Detail)	1 Months Ended	12 Months Ended					1 Months Ended
	Oct. 25, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Jan. 29, 2008 USD ($)	Jan. 29, 2008 CNY	Jan. 29, 2008 Convertible bonds issuance USD ($)	Oct. 25, 2011 American Depositary Share (ADSs)
Class of Stock [Line Items]
Number of American Depository Shares issued		9,200,000					9,019,611
Redeemable ordinary shares, shares issued			20,070,375	20,070,375			45,098,055
Redeemable ordinary shares, par value							$ 0.0001
Adjustment of fair value that would have been recognized if guidance in ASU 2009-15 had been applied from issuance date					$ 3,076	22,000
Ordinary shares repurchased and canceled	25,027,680							5,005,536